BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 12,804
Deferred financing costs and other	(776)
Total	12,028	$ 4,577
2024
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,203
2025
Disclosure of detailed information about borrowings [line items]
Total principal repayments	917
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	2,556
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,697
2028
Disclosure of detailed information about borrowings [line items]
Total principal repayments	1,085
Thereafter
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 5,346